Intangible Assets other than Goodwill - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Research And Development Expenses [Abstract]
Research and development expense	₩ 794,917	₩ 773,931	₩ 717,561